Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2019 (unaudited)
Principal Amount, Contracts or Shares			Value
		U.S. TREASURIES—63.7%
		U.S. Treasury Notes—63.7%
$10,000,000		1.625%, 8/15/2022	$10,032,694
12,500,000		1.750%, 3/31/2022	12,568,823
10,000,000		1.750%, 5/15/2022	10,058,673
10,000,000		2.625%, 6/30/2023	10,395,343
7,500,000		2.750%, 9/15/2021	7,665,052
18,000,000		2.750%, 4/30/2023	18,753,224
10,000,000		2.750%, 7/31/2023	10,443,945
10,000,000		2.750%, 8/31/2023	10,453,125
15,000,000		2.875%, 11/15/2021	15,398,785
13,000,000		2.875%, 9/30/2023	13,666,503
10,000,000	[1]	2.875%, 10/31/2023	10,521,289
10,000,000		2.875%, 11/30/2023	10,530,469
		TOTAL U.S. TREASURIES (IDENTIFIED COST $134,751,310)	140,487,925
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.2%
		Federal National Mortgage Association—1.9%
4,199,833	[2]	REMIC, Series 2013-67, Class KF, 2.222% (1-month USLIBOR +0.400%), 7/25/2043	4,185,252
		Government National Mortgage Association—3.3%
2,834,162		REMIC, Series 2011-135, Class QE, 2.000%, 6/16/2041	2,822,875
4,397,709		REMIC, Series 2014-6, Class JA, 2.750%, 6/20/2042	4,467,809
		TOTAL	7,290,684
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS} (IDENTIFIED COST $11,254,391)	11,475,936
		GOVERNMENT AGENCIES—21.6%
		Federal Home Loan Bank System—13.5%
3,950,000		1.840%, 10/25/2023	3,950,101
5,000,000		2.780%, 3/8/2024	5,066,346
15,000,000		3.000%, 10/12/2021	15,413,487
5,000,000		3.375%, 9/8/2023	5,322,769
		TOTAL	29,752,703
		Federal Home Loan Mortgage Corporation—0.9%
2,000,000		1.800%, 9/16/2025	1,992,756
		Federal National Mortgage Association—7.2%
15,000,000		2.875%, 9/12/2023	15,734,442
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $45,816,755)	47,479,901
		MORTGAGE-BACKED SECURITIES—8.8%
		Federal Home Loan Mortgage Corporation—3.3%
2,806,063		3.500%, 5/1/2032	2,929,720
4,184,036		3.500%, 7/1/2033	4,339,653
		TOTAL	7,269,373
		Federal National Mortgage Association—5.5%
2,803,580		3.500%, 6/1/2031	2,932,384
3,545,445		3.500%, 1/1/2033	3,692,822
2,416,287		3.500%, 2/1/2033	2,509,932

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$2,865,310	3.500%, 9/1/2033	$2,993,369
	TOTAL	12,128,507
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,632,560)	19,397,880
	PURCHASED CALL OPTIONs—0.0%
25	United States Treasury Note 5-Year Futures, Notional Amount $2,980,078, Exercise Price $119.25, Expiration Date 12/27/2019 (IDENTIFIED COST $9,431)	16,992
	PURCHASED PUT OPTIONs—0.0%
25	United States Treasury Note 5-Year Futures, Notional Amount $2,980,078, Exercise Price $118.25, Expiration Date 12/27/2019 (IDENTIFIED COST $7,283)	2,539
	INVESTMENT COMPANY—0.3%
675,314	Federated Government Obligations Fund, Premier Shares, 1.75%[3] (IDENTIFIED COST $675,314)	675,314
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $211,147,044)	219,536,487
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	946,363
	TOTAL NET ASSETS—100%	$220,482,850
At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[5]United States Treasury Note 2-Year Short Futures	150	$32,340,234	December 2019	$4,352
[5]United States Treasury Note 5-Year Long Futures	575	$68,541,797	December 2019	$(352,713)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(348,361)
The average notional value of long and short futures contracts held by the Fund throughout the period was $57,341,035 and $3,766,758, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $3,340 and $1,172, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended October 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2019	1,099,929
Purchases/Additions	59,010,058
Sales/Reductions	(59,434,673)
Balance of Shares Held 10/31/2019	675,314
Value	$675,314
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$48,494
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$140,487,925	$—	$140,487,925
Collateralized Mortgage Obligations	—	11,475,936	—	11,475,936
Government Agencies	—	47,479,901	—	47,479,901
Mortgage-Backed Securities	—	19,397,880	—	19,397,880
Purchased Call Options	16,992	—	—	16,992
Purchased Put Options	2,539	—	—	2,539
Investment Company	675,314	—	—	675,314
TOTAL SECURITIES	$694,845	$218,841,642	$—	$219,536,487
Other Financial Instruments[1]
Assets	$4,352	$—	$—	$4,352
Liabilities	(352,713)	—	—	(352,713)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(348,361)	$—	$—	$(348,361)
1	Other financial instruments are futures contracts.

LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
4